Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Schedule of cash and cash equivalents

	31 December	31 December
	2025	2024
Cash in hand	337	649
Banks	78,398,265	83,340,516
- Demand deposits	5,595,255	6,029,132
- Time deposits	72,803,010	61,114,813
- Receivables from reverse repo	—	16,196,571
Impairment loss provision	(4,857)	(12,813)
Other (*)	13,434,537	6,901,401
	91,828,282	90,229,753

(*) It consists of highly liquid money market funds and government bonds with original maturities of less than 90 days as of the acquisition date and which are subject to an insignificant risk of changes in value.

Reconciliation of cash and cash equivalents

	31 December	31 December
	2025	2024
Cash and cash equivalents	91,828,282	90,229,753
Interest accrual of cash and cash equivalents	(60,510)	(366,852)
Total	91,767,772	89,862,901